Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Feb. 28, 2017
Equity [Abstract]
Other comprehensive loss attributable to CBI
Other comprehensive loss attributable to CBI includes the following components:

	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
(in millions)
For the Year Ended February 28, 2015
Other comprehensive loss attributable to CBI:
Foreign currency translation adjustments:
Net losses	$(203.3)	$13.6	$(189.7)
Reclassification adjustments	—	—	—
Net loss recognized in other comprehensive loss	(203.3)	13.6	(189.7)
Unrealized loss on cash flow hedges:
Net derivative losses	(33.6)	9.6	(24.0)
Reclassification adjustments	6.8	(3.0)	3.8
Net loss recognized in other comprehensive loss	(26.8)	6.6	(20.2)
Unrealized loss on AFS debt securities:
Net AFS debt securities losses	(1.0)	—	(1.0)
Reclassification adjustments	—	—	—
Net loss recognized in other comprehensive loss	(1.0)	—	(1.0)
Pension/postretirement adjustments:
Net actuarial losses	(8.1)	2.1	(6.0)
Reclassification adjustments	—	—	—
Net loss recognized in other comprehensive loss	(8.1)	2.1	(6.0)
Other comprehensive loss attributable to CBI	$(239.2)	$22.3	$(216.9)

For the Year Ended February 29, 2016
Other comprehensive income (loss) attributable to CBI:
Foreign currency translation adjustments:
Net losses	$(310.7)	$6.3	$(304.4)
Reclassification adjustments	—	—	—
Net loss recognized in other comprehensive loss	(310.7)	6.3	(304.4)
Unrealized loss on cash flow hedges:
Net derivative losses	(59.8)	16.5	(43.3)
Reclassification adjustments	37.3	(11.0)	26.3
Net loss recognized in other comprehensive loss	(22.5)	5.5	(17.0)
Unrealized loss on AFS debt securities:
Net AFS debt securities losses	(0.4)	—	(0.4)
Reclassification adjustments	0.1	—	0.1
Net loss recognized in other comprehensive loss	(0.3)	—	(0.3)
Pension/postretirement adjustments:
Net actuarial losses	(0.1)	—	(0.1)
Reclassification adjustments	0.5	(0.3)	0.2
Net gain recognized in other comprehensive loss	0.4	(0.3)	0.1
Other comprehensive loss attributable to CBI	$(333.1)	$11.5	$(321.6)

	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
(in millions)
For the Year Ended February 28, 2017
Other comprehensive income attributable to CBI:
Foreign currency translation adjustments:
Net losses	$(78.3)	$(0.7)	$(79.0)
Reclassification adjustments	111.5	—	111.5
Net gain recognized in other comprehensive income	33.2	(0.7)	32.5
Unrealized loss on cash flow hedges:
Net derivative losses	(34.7)	11.7	(23.0)
Reclassification adjustments	45.2	(14.1)	31.1
Net gain recognized in other comprehensive income	10.5	(2.4)	8.1
Unrealized gain on AFS debt securities:
Net AFS debt securities gains	0.4	0.1	0.5
Reclassification adjustments	—	—	—
Net gain recognized in other comprehensive income	0.4	0.1	0.5
Pension/postretirement adjustments:
Net actuarial gains	0.3	(0.1)	0.2
Reclassification adjustments	11.5	(0.1)	11.4
Net gain recognized in other comprehensive income	11.8	(0.2)	11.6
Other comprehensive income attributable to CBI	$55.9	$(3.2)	$52.7

Accumulated other comprehensive loss, net of income tax effect
Accumulated other comprehensive loss, net of income tax effect, includes the following components:

	Foreign Currency Translation Adjustments	Net Unrealized Losses on Derivative Instruments	Net Unrealized Gains (Losses) on AFS Debt Securities	Pension/ Postretirement Adjustments	Accumulated Other Comprehensive Loss
(in millions)
Balance, February 29, 2016	$(390.5)	$(46.1)	$(2.8)	$(13.1)	$(452.5)
Other comprehensive income:
Other comprehensive income (loss) before reclassification adjustments	(79.0)	(23.0)	0.5	0.2	(101.3)
Amounts reclassified from accumulated other comprehensive income	111.5	31.1	—	11.4	154.0
Other comprehensive income	32.5	8.1	0.5	11.6	52.7
Balance, February 28, 2017	$(358.0)	$(38.0)	$(2.3)	$(1.5)	$(399.8)